Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Undistributed earnings of foreign subsidiaries	$ 130,000
Valuation allowance	0	$ 0
Gross unrecognized tax benefits	3,695	3,513	$ 3,719	$ 3,135
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,573	2,416
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 414	$ 384
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2017
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2036
State and other
Income Taxes [Line Items]
Net operating loss carry forwards	$ 6,872
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 0